COMMITMENTS AND CONTINGENCIES - Forward purchase agreement liabilities (Details) - Mars Acquisition Corporation	Sep. 30, 2024 $ / shares USD ($)
Risk-free interest
COMMITMENTS AND CONTINGENCIES
Derivative liability	0.0388
Expected term (years)
COMMITMENTS AND CONTINGENCIES
Derivative liability | $	1.5
Stock price
COMMITMENTS AND CONTINGENCIES
Derivative liability | $ / shares	11.02
Estimated volatility
COMMITMENTS AND CONTINGENCIES
Derivative liability	0.60